Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Uncertain tax positions	$ 0		$ 0	$ 0
Federal corporate income tax rate	21.00%		21.00%	21.00%
Operating loss carryforwards	$ 8,614,368		$ 7,141,162	$ 862,971
Deferred tax assets	1,809,017		1,499,644	181,186
Deferred tax assets valuation allowance	1,809,017		1,499,644	181,186
Provision for income tax	$ 0	$ 0	$ 0	$ 0